Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2014
Requirement for telecommunications services | Bandwidth and server custody service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2012	2013	2014
Total number of telecommunications service providers	11	13	13
Number of service providers provided by 10% or more of the Company’s bandwidth and server custody expenditure	2	3	3
Total % of the Company’s bandwidth and server custody expenditure provided by 10% or greater service providers	82.1%	91.9%	90.2%

Accounts receivable | Credit risk
Concentrations and Risks
Schedule of concentration risk by risk factor
	December 31,	December 31,
	2013	2014
Customer A	10.04%	Below 10%
Allowance for doubtful accounts	Not applicable	Not applicable